OPERATING EXPENSES - Cost of equipment and handsets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of equipment
Inventory balance at the beginning of the year	$ (87,371)	$ (57,383)	$ (55,398)
Plus:
Purchases	(252,909)	(355,433)	(312,085)
Others	16,732	30,425	24,423
Less:
Inventory balance at the end of the year	83,215	87,371	57,383
Cost of equipment	$ (240,333)	$ (295,020)	$ (285,677)